Convertible Preferred Shares and Redeemable Convertible Preferred Shares	12 Months Ended
Jun. 30, 2016
CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES [Abstract]
Convertible Preferred Shares and Redeemable Convertible Preferred Shares

14.	CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES

From 1999 to 2008, the Company has issued several rounds of preferred shares to certain investors. All the preferred shares of the Company were classified as temporary equity since they were contingently redeemable.

Prior to July 1, 2013, 117,477,025 preferred shares were cancelled, repurchased or converted at holders’ option. The remaining 338,496 preferred shares were automatically converted into Class B ordinary shares by redesignation immediately prior to the completion of the IPO in June 2014.

The details of each series of the preferred shares are as follows:

	Year of Issuance	Issue Price per Share	Total Shares Originally Issued	Number of Shares Cancelled, Repurchased, or Converted prior to July 1, 2013	Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	Initial Conversion Ratio
		US$
Convertible preferred shares
Series A	1999-2003	0~2.06	13,411,171	13,411,171	-	1:1.70795
Series B	2004	0.49	4,176,069	3,918,903	257,166	1:1
Series C	2001	0.51	15,722,878	15,641,548	81,330	1:1
Series D-1	2006, 2007	1.03	19,426,717	19,426,717	-	1:1
Series D-2	2008	1.60	4,687,500	4,687,500	-	1:1
Redeemable convertible preferred shares
Series E	2008	1.80	60,391,186	60,391,186	-	1:1
Total			117,815,521	117,477,025	338,496